Consolidated Effective Tax Rate Differed from Statutory Rate (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Schedule of Deferred Income Tax Assets and Liabilities [Line Items]
Taxes at Irish statutory rate of 12.5% (2013:12.5%; 2012:12.5%)	$ 25,340	$ 15,108	$ 8,401
Foreign and other income taxed at higher rates	1,981	4,085	6,360
Research & development tax incentives	(1,810)	(2,598)	(4,954)
Movement in valuation allowance	(1,965)	2,389	1,557
Effects of change in tax rates	543	1,553	867
Increase in unrecognized tax benefits	2,869	(1,409)	646
Prior year over provision	(552)	(47)	(678)
Effects of permanent items	3,219	(1,002)	(26)
Other	623	(26)	(372)
Provision for income taxes	$ 30,248	$ 18,053	$ 11,801